Short-Term Borrowings and Long-Term Debt (Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Short-term Debt [Line Items]
Average interest rates on loans from banks and others	9.02%	0.46%
Short-term borrowings	¥ 191	¥ 5,119
Secured
Short-term Debt [Line Items]
Short-term borrowings		3,378
Unsecured
Short-term Debt [Line Items]
Short-term borrowings	¥ 191	¥ 1,741